Fair Value Measurements (Details 2) (Recurring, Significant Unobservable Inputs (Level 3), Mortgage servicing rights)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Quantitative Information
Weighted average constant prepayment rate (as a percent)	10.54%	9.48%
Weighted average discount rate (as a percent)	9.21%	9.06%
Weighted average expected life (in years)	5 years 8 months 12 days	6 years 1 month 6 days